Label	Element	Value
Syntax Stratified U.S. Total Market ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Syntax Stratified U.S. Total Market ETF
Objective [Heading]	rr_ObjectiveHeading	OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Syntax Stratified U.S. Total Market ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index (the 1500) by investing in exchange-traded funds (“ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 15, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund (defined below) pays transaction costs, such as commissions, when it buys and sells securities (or “turn over” its portfolios). A higher portfolio turnover rate for the Fund may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Because the Fund has not yet commenced operations, portfolio turnover information is not yet available.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired fund fees and expenses are based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Advisor’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Syntax Stratified U.S. Total Market ETF (the “Fund”) seeks Stratified-Weight exposure to the securities in the S&P Composite 1500 Index though investments in ETFs or underlying securities. The fund seeks to achieve its investment objective by investing in Syntax Stratified Weight ETFs (each a “Syntax Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”) or by investing in U.S. equity securities using the Stratified Weight methodology (“Securities”).

Syntax’s Stratified Weight™ is designed to correct for business risk concentrations that regularly occur in cap-weighted indices and equal-weighted indices. Cap weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting can cause an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to of all the business opportunities of a benchmark. The methodology by which Syntax diversifies weight across these fixed groups is called Stratified Weight.

Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the first of the month in which fees are waived or reimbursed, if on any particular business day of the Fund, such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed either: (i) the expense cap in place at the time such amounts were waived; or (ii) the current expense cap noted above. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees. If the Advisor decides to terminate the fee waiver agreement, it will provide written notice on the Fund’s website at least 60 calendar days in advance of the termination date.

The targeted Underlying Funds and/or the Securities will comprise the Syntax® Stratified LargeCap ETF, the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology.

The Syntax® Stratified LargeCap ETF (ticker: SSPY) reweights the constituents of the S&P 500® and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified LargeCap Index. The fund utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 500. Its goal is to deliver a return that is representative of all the business opportunities in the reference index. By doing this, SSPY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified MidCap ETF (ticker: SMDY) reweights the constituents of the S&P MidCap 400® and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified MidCap Index. The fund utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 400. Its goal is to deliver a return that is representative of all the business opportunities in the reference index. By doing this, SMDY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified SmallCap ETF (ticker: SSLY) reweights the constituents of the S&P SmallCap 600® and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified SmallCap Index. The fund utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 600. Its goal is to deliver a return that is representative of all the business opportunities in the reference index. By doing this, SSLY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Fund, at the Advisor’s discretion, may from time to time own securities that are not included in the S&P Composite 1500 Index and may hold the securities that are not in a stratified weight exposure if the Advisor deems it in the interest of the Fund. The market capitalization of companies in the S&P Composite 1500 Index as of February 14, 2020 was between $1,424.9 billion and $79.2 million.

Under normal circumstances, the Advisor expects to allocate the Funds among the LargeCap. MidCap and SmallCap in exposures approximate to their relative capitalization weighted exposures in the S&P Composite 1500 Index. Based on historical averages the Advisor expects these exposures to be between 70% and 96% to the funds or constituents representing S&P 500 (large-capitalization) universe exposure, between 3% and 20% to the funds or constituents representing S&P MidCap 400 (mid-capitalization) universe exposure, and between 1% and 10% to the funds or constituents that represent S&P SmallCap 600 (small-capitalization) universe exposure. The Fund, at the Advisor’s discretion, may, from time to time, own these exposures in weights that are not in their relative positions in the S&P 1500 if the Advisor deems it in the interest of the Fund. The Fund has a policy that under normal circumstances, it will invest at least 80% of holdings in companies that represent U.S. total market exposure as per the investment objective.

The Indices for each of the Underlying Funds rebalance quarterly, on the third Friday of each quarter-ending month, and include components allocated across eight industry sectors: consumer, energy, financials, food, healthcare, industrials, information, and information tools. The Fund will allocate across the Underlying Funds.

The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Fund is actively managed, and the weighting of the Syntax Underlying Funds or the weighting of the Securities is expected to shift over time, based on the outlook of the Advisor who is responsible for setting the periodic allocation of the Fund across its LargeCap, MidCap, and SmallCap exposure. The Syntax Underlying Funds use a “passive” or indexing approach to try to achieve each Syntax Underlying Fund’s investment objective. The Fund may underperform the S&P Composite 1500 Index.

The Fund anticipates income from dividend payments made by ETFs and individual securities via the Syntax Underlying Funds or Securities.

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the Syntax Stratified Weight methodology.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

MANAGEMENT RISK: The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results.

PASSIVE STRATEGY/INDEX RISK OF THE UNDERLYING FUNDS: The Fund may invest in Underlying Funds or Securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies, are more vulnerable to adverse business and economic developments, and are more thinly traded relative to those of larger companies.

SEEDING AND CONTRIBUTION IN-KIND RISK. Pursuant to regulatory developments, the Fund and/or Underlying Funds may be seeded with contributions-in-kind, which may include securities with a specified basis. The proposed mechanism for the seeding would leave a specified time period before rebalance periods during which the portfolio would remain at risk and diverge from the target portfolio, which could lead to investor losses, or reduced gains than compared to immediate conversion or rebalancing after seeding. There can be no assurances regarding the value or tax basis of the contributions in kind, which could result in a negative effect on after-tax returns to investors.

ACTIVE MANAGEMENT RISK: The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful and the Fund may underperform the S&P 1500.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to Fund Shares trading at a premium or discount to net asset value (“NAV”).

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Advisor has engaged with Authorized Participants to seek to make a liquid, efficient market in the Fund, investors in the fund may incur fees and losses, including, but not limited to, upon taking an exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

NEW FUND RISK: The Fund is a new Fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level, nor can there be assurance regarding Fund performance; either factor may also cause the Fund to liquidate.

CYBER SECURITY RISK: The Fund and Syntax Underlying Funds and their service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund and the Syntax Underlying Funds in many ways, including, but not limited to, disruption of the Fund’s or a Syntax Underlying Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s and Syntax Underlying Funds’ third-party service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund or the Syntax Underlying Funds invest may subject the Fund or the Syntax Underlying Funds to many of the same risks associated with direct cyber security breaches.

Risk Lose Money [Text]	rr_RiskLoseMoney	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which will be available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com, will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 972-4492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SyntaxAdvisors.com
Syntax Stratified U.S. Total Market ETF | Syntax Stratified U.S. Total Market ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[3]
Total annual Fund operating expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 210

[1]	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
[2]	The Fund may incur "Acquired Fund Fees and Expenses." Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived. The Adviser to the Fund has contractually agreed to reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to the Fund in other series of the Trust through March 15, 2021. Acquired fund fees and expenses are based on estimates for the current fiscal year.
[3]	Syntax Advisors, LLC (the "Advisor") has agreed to waive its fees to ensure that Total Annual Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) expenses associated with shareholder meetings, (v) compensation and expenses of the Independent Trustees, (vi) compensation and expenses of the Trust's chief compliance officer and his or her staff, (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (viii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (ix) extraordinary expenses of the Fund) do not exceed 0.35%. The fee waiver agreement also includes the Advisor's waiver of 30 basis points of Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred by investing in underlying ETFs and securities. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. The Advisor to the Fund has contractually agreed to reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to the Fund in other series of the Trust through March 15, 2021. The contractual waiver may be terminated only upon written agreement of the Trust and the Advisor. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which may not be reflected in the Example Fee Table above.